Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Noninterest-bearing cash equivalents	$ 7,563	$ 8,620	$ 5,709
Interest-bearing deposits with other institutions	55,433	13,970	27,453
Cash and cash equivalents	62,996	22,590	33,162
Certificates of deposit with other banks	11,088	12,828	17,051
Securities available for sale, at fair value	85,756	103,783	125,447
Securities held to maturity (Fair value of $4,981 and $0, respectively)	28,816
Loans held for sale	0	3,860	1,015
Loans receivable, net of allowance for loan losses	786,516	711,664	233,795
Investments in restricted bank stock	2,567	2,685	2,268
Premises and equipment, net	7,915	5,289	3,428
Right-of-Use Asset – Premises	4,513	4,680	370
Bank-owned life insurance	19,012	18,787	8,941
Goodwill and other intangible assets	37,020	37,152	2,509
Deferred tax asset	5,777	4,038
Accrued interest receivable and other assets	7,909	5,407	1,558
TOTAL ASSETS	1,059,885	932,763	429,544
Deposits:
Total deposits	902,373	771,665	375,124
Other Borrowings	1,639	19,814	1,120
Subordinated Debt	40,585	20,696	0
Operating lease liabilities	4,513	4,680	370
Deferred tax liability		0	22
Accrued interest payable and other liabilities	6,004	6,285	2,234
TOTAL LIABILITIES	955,114	823,140	378,870
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY
Preferred stock
Common stock	99	99	57
Surplus	83,070	82,910	21,604
Retained earnings	26,491	24,836	26,009
Accumulated other comprehensive (loss) income	(4,889)	1,778	3,192
Treasury stock (0 and 24,265 shares at December 31, 2021 and December 31, 2020, respectively			(188)
TOTAL SHAREHOLDERS' EQUITY	104,771	109,623	50,674
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,059,885	932,763	429,544
Demand, noninterest bearing
Deposits:
Total deposits	184,345	129,243	66,573
Interest bearing
Deposits:
Total deposits	$ 718,028	$ 642,422	$ 308,551